Exhibit 99.09

Exception Grades
Run Date - 5/19/2022 11:17:31 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Dummy Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	OBX2022INV400763	24668732	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Verified liquid assets in the amount of $X are insufficient to meet cash to close of $[redacted]. Final 1008 reflects $[redacted] verified, however, documentation for checking account #[redacted] for $[redacted] not found in the file.	Reviewer Comment (2022-01-13): Received Wire transfer for amount of $[redacted] from the HELOC, 401K account is used for both reserves and closing, since, the combined value of the asset is greater than the amount these assets needed for closing. File has sufficient fund to close. Exception cleared.

Buyer Comment (2022-01-13): Borrower pulled money out of a HELOC loan. Please see attached HELOC statement showing available funds.

Reviewer Comment (2022-01-06): Uploaded document is just a wire received by the title company, but the source of the funds is not in file. Exception remains.

Buyer Comment (2022-01-06): Bank Statement uploaded
																			01/13/2022			1	A		OH	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
[redacted]	[redacted]	[redacted]	OBX2022INV400763		24668733			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Please confirm [redacted] allows Conforming - Bid Tape States conforming				Reviewer Comment (2022-01-14): The subject is NOO, the client confirms acceptability, exception cleared. Buyer Comment (2022-01-13): Confirming [redacted] allows conforming only on NOO	01/14/2022			1	A		OH	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
[redacted]	[redacted]	[redacted]	OBX2022INV400917		25213232			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The Appraisal Notice in file Shows the subject property Appraisal Report was provided to Borrower [redacted] verse Appraisal Report Date of [redacted].				Reviewer Comment (2022-03-24): Appraisal acknowledgement and update provided. Buyer Comment (2022-03-23): Appraisal acknowledgment for [redacted] appraisal update Buyer Comment (2022-03-23): [redacted] Appraisal	03/24/2022			1	A		CA	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
[redacted]	[redacted]	[redacted]	OBX2022INV400921		25586275			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax. Fee Amount of $[redacted] exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Title - Services sales Tax Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, sufficient or excess cure was provided at closing.				Reviewer Comment (2022-04-05): Sufficient Cure Provided At Closing		04/05/2022		1	A		WA	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	N/A	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	OBX2022INV400921		25586277			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title commitment report in file disclosed $[redacted] of title insurance coverage; however, this is less than the loan amount of $[redacted]. Provide a copy of the final title policy or a supplemental title report verifying the title insurance of at least the loan amount.				Reviewer Comment (2022-04-18): Title Commitment Supplement has been received with loan amount as Titlle Insurance Coverage. Exception cleared. Buyer Comment (2022-04-18): Title Policy	04/18/2022			1	A		WA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	OBX2022INV400921		25586278			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Please provide Rate Lock that matches Loan Data 2 rate lock date [redacted].				Reviewer Comment (2022-04-18): Rate Lock has been received with aggregator rate lock date as [redacted]. Exception cleared. Buyer Comment (2022-04-18): [redacted] Rate Lock	04/18/2022			1	A		WA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	OBX2022INV400921		25586279			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	-	Appraisal states the property is Owner Occupied however has been submitted as an Investment property.				Reviewer Comment (2022-04-20): Received Disclosure Summary as evidence of delivery of corrected appraisal report. Original appraisal delivery proof already provided. Exception Cleared. Buyer Comment (2022-04-19): Tracking showing appraisal sent on [redacted] Reviewer Comment (2022-04-15): Provided Appraisal Report has been reviewed. Appraisal shows occupancy as Tenant. Please provide proof of delivery of corrected appraisal report to meet the ECOA requirement that all appraisal needs to be provided to the borrower (§ 1002.14). Buyer Comment (2022-04-14): updated appraisal report	04/20/2022			1	A		WA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	OBX2022INV400921		25586280			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan designation is Non-QM due to lack of Business Purpose Certificate on a cash out investor refinance. Guides do not allow Non-QM. Client may request loan be re-designated to Safe Harbor Harbor APOR. File be tested to consumer purpose;				Reviewer Comment (2022-04-18): Loan designation changed to SHQM (APOR). Buyer Comment (2022-04-18): Please re-designate to Safe Harbor APOR Reviewer Comment (2022-04-15): Please confirm client re-quest to re-designate to Safe Harbor APOR, testing will be completed for consumer purpose and the designation will be adjusted Buyer Comment (2022-04-14): Please test as Consumer Purpose and clear	04/18/2022			1	A		WA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	OBX2022INV400921		25586281			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).	New exception as a result of information provided. Informational EV2 exception is eligible to be waived.				Reviewer Comment (2022-04-20): Set to Safe Harbor QM (APOR) for full testing per client. Cleared. Buyer Comment (2022-04-20): Confirmed SHQM APOR. please clear.	04/20/2022			1	A		WA	Investment	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	A	A	A	A	N/A	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	OBX2022INV400920		25586284			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Max DTI per overlays dated [redacted] received [redacted] is [redacted]%. Re-tested upon receipt of overlays.	The representative FICO score exceeds the guideline minimum by at least X points.	[redacted] versus 680	Owner,Originator Pre-Close,Originator,Aggregator	Reviewer Comment (2022-04-22): Client request to waive with compensating factors,.			04/22/2022	2	B		TX	Investment	Purchase		A	B	A	B	A	A	A	A	N/A	N/A	No